Note 2 - Allowance for Credit Losses: Schedule of net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans (Tables)	6 Months Ended
Jun. 30, 2021
Tables/Schedules
Schedule of net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans

Payment Performance - Net Balance by Origination Year
	2021(1)	2020	2019	2018	2017	Prior	Total Principal Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$ 54,890	$ 38,465	$ 4,554	$ 656	$ 72	$ -	$ 98,637
Nonperforming	1,185	1,746	162	25	2	-	3,120
	$ 56,075	$ 40,211	4,716	$ 681	$ 74	$ -	$ 101,757
Premier Loans:
Performing	$ 41,585	$ 37,978	$ 13,712	$ 3,776	$ 505	$ -	$ 97,556
Nonperforming	259	848	410	150	9	-	1,676
	$ 41,844	$ 38,826	14,122	$ 3,682	$ 490	$ -	$ 99,232
Other Consumer Loans:
Performing	$ 292,263	$ 213,336	$ 49,060	$ 12,073	$ 2,144	$ 392	$ 569,268
Nonperforming	3,290	9,645	3,059	821	160	36	17,011
	$ 295,553	$ 222,981	$ 52,119	$ 12,894	$ 2,304	$ 428	$ 586,279
Real Estate Loans:
Performing	$ 7,366	$ 9,301	$ 8,044	$ 5,912	$ 3,318	$ 3,916	$ 37,857
Nonperforming	-	292	442	386	103	170	1,393
	$ 7,366	$ 9,593	$ 8,486	$ 6,298	$ 3,421	$ 4,086	$ 39,250
Sales Finance Contracts:
Performing	$ 35,190	$ 51,272	$ 14,195	$ 3,588	$ 454	$ 59	$ 104,758
Nonperforming	173	1,345	475	211	12	8	2,224
	$ 35,363	$ 52,617	14,670	$ 3,799	$ 466	$ 67	$ 106,982